Shareholder Report, Holdings (Details)	Nov. 30, 2025
C000228894 | 037833100 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000228894 | 023135106 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000228894 | 02079K305 | Alphabet, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000228894 | 67066G104 | NVIDIA Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000228894 | 30303M102 | Meta Platforms, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000228894 | 594918104 | Microsoft Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000228894 | 46625H100 | JPMorgan Chase & Company
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000228894 | 478160104 | Johnson & Johnson
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000228894 | 92532F100 | Vertex Pharmaceuticals, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000228894 | 038222105 | Applied Materials, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000228894 | Health Care002824100
Holdings [Line Items]
Percent of Total Investments	99.30%
C000228894 | Financials01881G106
Holdings [Line Items]
Percent of Total Investments	0.70%
C000228894 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000228894 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000228894 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000228894 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000228894 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000228894 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000228894 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000228894 | Communications
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000228894 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000228894 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000228894 | Financials
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000228894 | Technology
Holdings [Line Items]
Percent of Net Asset Value	23.60%
C000233373 | 023135106 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000233373 | 02079K305 | Alphabet, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000233373 | 67066G104 | NVIDIA Corporation
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000233373 | 30303M102 | Meta Platforms, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000233373 | 40637H109 | Halozyme Therapeutics, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000233373 | 98585X104 | YETI Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000233373 | 697435105 | Palo Alto Networks, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000233373 | 28176E108 | Edwards Lifesciences Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000233373 | 79466L302 | Salesforce, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000233373 | 682189105 | ON Semiconductor Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000233373 | Consumer Discretionary01609W102
Holdings [Line Items]
Percent of Total Investments	266.80%
C000233373 | Special Case SecuritiesBROKERINT
Holdings [Line Items]
Percent of Total Investments	0.00%
C000233373 | Long_Energy
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000233373 | Long_Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000233373 | Long_Financials
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000233373 | Long_Industrials
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000233373 | Long_Health Care
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000233373 | Long_Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000233373 | Long_Communications
Holdings [Line Items]
Percent of Net Asset Value	21.10%
C000233373 | Long_Technology
Holdings [Line Items]
Percent of Net Asset Value	22.80%
C000233373 | Short_Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	(2.10%)
C000233373 | Short_Communications
Holdings [Line Items]
Percent of Net Asset Value	(3.10%)
C000233373 | Short_Health Care
Holdings [Line Items]
Percent of Net Asset Value	(5.20%)
C000233373 | Short_Financials
Holdings [Line Items]
Percent of Net Asset Value	(9.40%)
C000233373 | Short_Industrials
Holdings [Line Items]
Percent of Net Asset Value	(13.60%)
C000233373 | Short_Technology
Holdings [Line Items]
Percent of Net Asset Value	(18.80%)